Revenue Recognition (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition
Trade receivables (net of allowance for doubtful accounts)	$ 90,274	$ 82,051
Deferred revenues	$ 4,857	$ 5,586